Investments (Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities Aggregated by Length of Time that Individual Securities have been in Continuous Unrealized Loss Position (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2016	Mar. 31, 2016
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		¥ 3,239,167	¥ 2,753,127
Less than 12 months Gross unrealized losses, available-for-sale securities		9,498	7,090
12 months or more Fair value, available-for-sale securities		355,184	237,627
12 months or more Gross unrealized losses, available-for-sale securities		3,350	3,225
Total Fair value, available-for-sale securities		3,594,351	2,990,754
Total Gross unrealized losses, available-for-sale securities		12,848	10,315
Less than 12 months, Fair value, held-to-maturity securities			394,673
Less than 12 months Gross unrealized losses, held-to-maturity securities			5,384
12 months or more Fair value, held-to-maturity securities		280,284	101,892
12 months or more Gross unrealized losses, held-to-maturity securities		1,743	882
Total Fair value, held-to-maturity securities		280,284	496,565
Total Gross unrealized losses, held-to-maturity securities		1,743	6,266
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	[1]	41,607	15,965
Less than 12 months Gross unrealized losses, available-for-sale securities	[1]	232	86
12 months or more Fair value, available-for-sale securities	[1]	47,609	58,147
12 months or more Gross unrealized losses, available-for-sale securities	[1]	415	1,207
Total Fair value, available-for-sale securities	[1]	89,216	74,112
Total Gross unrealized losses, available-for-sale securities	[1],[2]	647	1,293
Less than 12 months, Fair value, held-to-maturity securities	[3]		394,673
Less than 12 months Gross unrealized losses, held-to-maturity securities	[3]		5,384
12 months or more Fair value, held-to-maturity securities	[3]	280,284	101,892
12 months or more Gross unrealized losses, held-to-maturity securities	[3]	1,743	882
Total Fair value, held-to-maturity securities	[3]	280,284	496,565
Total Gross unrealized losses, held-to-maturity securities	[3]	1,743	6,266
Debt securities | Japanese government bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		2,112,158	1,531,400
Less than 12 months Gross unrealized losses, available-for-sale securities		4,391	692
12 months or more Fair value, available-for-sale securities		90,433	74,427
12 months or more Gross unrealized losses, available-for-sale securities		445	323
Total Fair value, available-for-sale securities		2,202,591	1,605,827
Total Gross unrealized losses, available-for-sale securities		4,836	1,015
Debt securities | Japanese local government bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		8,182	3,434
Less than 12 months Gross unrealized losses, available-for-sale securities		28	3
Total Fair value, available-for-sale securities		8,182	3,434
Total Gross unrealized losses, available-for-sale securities		28	3
Debt securities | U.S. Treasury bonds and federal agency securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		190,983	315,425
Less than 12 months Gross unrealized losses, available-for-sale securities		767	32
Total Fair value, available-for-sale securities		190,983	315,425
Total Gross unrealized losses, available-for-sale securities		767	32
Debt securities | Other foreign government bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		277,723	225,493
Less than 12 months Gross unrealized losses, available-for-sale securities		107	139
12 months or more Fair value, available-for-sale securities		3,299	225
12 months or more Gross unrealized losses, available-for-sale securities		3	14
Total Fair value, available-for-sale securities		281,022	225,718
Total Gross unrealized losses, available-for-sale securities		110	153
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		7,037	2,417
Less than 12 months Gross unrealized losses, available-for-sale securities		8	3
12 months or more Fair value, available-for-sale securities		35,004	39,984
12 months or more Gross unrealized losses, available-for-sale securities		680	875
Total Fair value, available-for-sale securities		42,041	42,401
Total Gross unrealized losses, available-for-sale securities		688	878
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		22,635	40,471
Less than 12 months Gross unrealized losses, available-for-sale securities		117	300
12 months or more Fair value, available-for-sale securities		32,620	22,465
12 months or more Gross unrealized losses, available-for-sale securities		183	223
Total Fair value, available-for-sale securities		55,255	62,936
Total Gross unrealized losses, available-for-sale securities		300	523
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		288,591	360,782
Less than 12 months Gross unrealized losses, available-for-sale securities		1,177	348
12 months or more Fair value, available-for-sale securities		87,971	20,109
12 months or more Gross unrealized losses, available-for-sale securities		217	72
Total Fair value, available-for-sale securities		376,562	380,891
Total Gross unrealized losses, available-for-sale securities	[4]	1,394	420
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		130,937	186,478
Less than 12 months Gross unrealized losses, available-for-sale securities		699	972
12 months or more Fair value, available-for-sale securities		53,956	22,090
12 months or more Gross unrealized losses, available-for-sale securities		373	449
Total Fair value, available-for-sale securities		184,893	208,568
Total Gross unrealized losses, available-for-sale securities	[5]	1,072	1,421
Equity securities (marketable)
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		159,314	71,262
Less than 12 months Gross unrealized losses, available-for-sale securities		1,972	4,515
12 months or more Fair value, available-for-sale securities		4,292	180
12 months or more Gross unrealized losses, available-for-sale securities		1,034	62
Total Fair value, available-for-sale securities		163,606	71,442
Total Gross unrealized losses, available-for-sale securities		¥ 3,006	¥ 4,577

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥69,805 million and ¥4,307 million, respectively, at March 31, 2016, and ¥54,473 million and ¥34,743 million, respectively, at September 30, 2016. U.S. agency securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
[2]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥168,604 million and ¥780,282 million, respectively, at March 31, 2016, and ¥167,585 million and ¥744,360 million, respectively, at September 30, 2016. U.S. agency securities primarily consist of Government National Mortgage Association ("Ginnie Mae") securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
[3]	All Agency mortgage-backed securities presented in the above table are Ginnie Mae securities.
[4]	Other debt securities presented in the above table primarily consist of certificates of deposit ("CDs") and asset-backed securities ("ABS"), of which the total fair values were ¥158,446 million at March 31, 2016, and ¥146,851 million at September 30, 2016.
[5]	Other debt securities presented in the above table primarily consist of CDs, ABS, and collateralized loan obligations ("CLO"), of which the total fair values were ¥201,952 million at March 31, 2016, and ¥212,641 million at September 30, 2016.